Fair Value Measurements - Changes in the estimate fair value of the SAFE liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in the estimate fair value of the SAFE liability
Balance at the beginning	$ 3,965,000	$ 125,000
Additions	30,000	3,010,300
Change in fair value	$ 3,493,431	$ 829,700
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Changes In Fair Value Of Safe Liability	Changes In Fair Value Of Safe Liability
Conversion into convertible preferred stock	$ (7,488,431)
Balance at the end		$ 3,965,000